INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2015
INCOME TAXES
Summary of Income tax expense
	2015	2014	2013
Current expense:
Federal	$5,486,625	$2,918,682	$3,075,524
State	871,800	742,100	624,000
Deferred expense	589,199	1,571,801	1,097,072

Total	$6,947,624	$5,232,583	$4,796,596

Schedule of income tax expense differs from that computed at the federal statutory rate

	2015		2014		2013
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$7,376,275	35.0%	$5,693,081	35.0%	$5,111,979	35.0%
Non-taxable income from bank-owned life insurance	(315,458)	(1.5)%	(323,014)	(2.0)%	(316,112)	(2.2)%
Non-taxable interest and dividends	(337,667)	(1.6)%	(281,570)	(1.7)%	(454,939)	(3.1)%
State taxes, net of federal benefit	575,154	2.7%	480,473	3.0%	405,600	2.8%
Other, net	(350,680)	(1.7)%	(336,387)	(2.1)%	50,068	0.3%

Total	$6,947,624	32.9%	$5,232,583	32.2%	$4,796,596	32.8%

Schedule of components of deferred tax assets and liabilities

	2015	2014
Deferred tax assets:
Allowance for loan losses	$6,754,648	$6,923,146
Stock-based compensation	494,663	602,588
Non-accrual interest	82,232	230,678
Deferred compensation	1,395,101	1,348,097
Equity investments	83,224	149,530
Unrealized losses on securities available for sale	—	16,064
Capital loss carryforward	144,082	144,082
Other	—	314,943

Gross deferred tax assets	8,953,950	9,729,128
Less: Valuation allowance	177,289	144,082

Deferred tax assets, net of valuation allowance	8,776,661	9,585,046

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Premises and equipment	216,941	417,730
Unrealized gains on securities available for sale	1,964	—
Other	13,828	16,161

Gross deferred tax liabilities	385,044	586,202

Net deferred tax assets	$8,391,617	$8,998,844

Change in the deferred tax valuation allowance

	2015	2014	2013
Balance, beginning of year	$144,082	$—	$—
Increase in deferred tax asset valuation allowance charged to provision for income taxes	33,207	144,082	—

Balance, end of year	$177,289	$144,082	$—

Schedule of aggregate changes in the balance of gross unrecognized tax benefits

Balance at September 30, 2014	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	32,000
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	(32,000)

Balance at September 30, 2015	$129,000